Average Annual Total Returns - FidelityLeveragedCompanyStockFund-KPRO - FidelityLeveragedCompanyStockFund-KPRO - Fidelity Leveraged Company Stock Fund	Sep. 28, 2024
Fidelity Leveraged Company Stock Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	26.22%
Past 5 years	16.13%
Past 10 years	8.62%
RS006
Average Annual Return:
Past 1 year	17.23%
Past 5 years	12.68%
Past 10 years	9.42%
IXXVV
Average Annual Return:
Past 1 year	19.83%
Past 5 years	11.85%
Past 10 years	5.32%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%